Accounts Receivable - Accounts Receivable (Detail) - EUR (€) € in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Accounts receivable, gross	€ 809,299	€ 1,054,574
Allowance for doubtful receivables	(5,603)	(2,070)	€ (1,848)
Accounts receivable, net	€ 803,696	€ 1,052,504